INVENTORIES	12 Months Ended
Dec. 31, 2025
INVENTORIES
INVENTORIES
16.	INVENTORIES

	As at	As at
	December 31,	December 31,
	2024	2025
	USD’000	USD’000
Condiment products	7,451	7,779
Food ingredients	14,293	17,065
Beverage	1,634	2,071
Other materials	8,143	10,604
	31,521	37,519